INCOME TAX - Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense	$ 11,757	$ 24,381	$ 23,730
Deferred income tax (benefit) expense	6,414	(6,197)	(1,525)
Effective income tax expense	18,171	18,184	22,205
PRC [Member]
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense	10,369	22,206	17,268
Deferred income tax (benefit) expense	5,577	(5,722)	(1,348)
Non-PRC [Member]
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense	1,388	2,175	6,462
Deferred income tax (benefit) expense	$ 837	$ (475)	$ (177)